Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,123,974	¥ 1,495,071	¥ 1,396,581
Unrealized gain (loss) on investments in equity securities held for operating purposes		(7,204)	1,898	6,616
Consolidated net revenue	[1]	1,116,770	1,496,969	1,403,197
Non-interest expenses		1,154,471	1,168,811	1,080,402
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,154,471	1,168,811	1,080,402
Income (loss) before income taxes		(30,497)	326,260	316,179
Unrealized gain (loss) on investments in equity securities held for operating purposes		(7,204)	1,898	6,616
Consolidated income (loss) before income taxes		¥ (37,701)	¥ 328,158	¥ 322,795

[1]	There is no revenue derived from transactions with a single major external customer.